Investments in Other Companies - Schedule of Reconciliation of Investments in Other Companies That Are Not Consolidated (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in Other Companies - Schedule of Reconciliation of Investments in Other Companies That Are Not Consolidated (Details) [Line Items]
Balance as of January 1,	$ 65,082	$ 56,177	$ 46,923
Capital increase
Participation in net income	8,730	13,409	13,031
Dividends received	(3,019)	(4,675)	(3,622)
Sale of participation in Artikos S.A.	(1,572)
Other	(1,944)	171	(155)
Balance as of December 31,	$ 67,277	$ 65,082	$ 56,177